Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 23,310	$ 18,323	$ 44,998	$ 36,102
SOPHiA DDM Platform
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	22,505	17,880	43,553	35,225
Workflow equipment and services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	805	443	1,445	877
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	15,842	13,365	32,001	25,832
Switzerland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	973	457	1,737	852
France
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	2,725	2,716	5,741	5,330
Italy
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	3,044	2,784	6,332	5,314
United Kingdom
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,935	1,341	4,147	2,771
Spain
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,734	1,631	3,408	3,048
Rest of EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	5,431	4,436	10,636	8,517
NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	5,121	3,286	8,642	6,341
United States
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	4,341	2,660	7,213	5,140
Rest of NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	780	626	1,429	1,201
LATAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	744	449	1,352	1,415
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 1,603	$ 1,223	$ 3,003	$ 2,514